Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

7. Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets as of December 31, 2019 and December 31, 2018 consisted of the following:

	December 31, 2019	December 31, 2018
Insurance and other claims	$1,709	$1,761
Advances to suppliers and other assets	4,964	2,128
Prepaid vessel expenditure	—	840
Prepaid insurances	998	787
Other	461	698
Total	$8,132	$6,214